OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Derivative financial instruments (notes 6.1 and 6.3)	$ 835	$ 318
Financial amounts receivable	429	411
Long-term VAT receivables	74	179
Cash guarantees and deposits	155	94
Receivables from public authorities	73	60
Accrued interest	24	29
Receivables from sale of intangible, tangible and financial assets	139	150
Income tax receivable	68	61
Other	124	159
Total	$ 1,921	$ 1,461